UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111


Form 13F File Number:  028-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
Title:    Chief Compliance Officer
Phone:    415/955-8122

Signature, Place, and Date of Signing:

     /s/ Manoj K. Pombra            San Francisco, CA           August 8, 2011
     -------------------            -----------------           --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           31
                                         -----------

Form 13F Information Table Value Total:  $ 1,533,628
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
21VIANET GROUP INC             SPONSORED ADR    90138A103       1,154      84,000 SH       Sole                   84,000
BAIDU INC                      SPON ADR REP A   056752108     117,383     837,670 SH       Sole                  837,670
CHINA KANGHUI HLDGS            SPONSORED ADR    16890V100      10,135     432,200 SH       Sole                  432,200
CHINA LIFE INS CO LTD          SPON ADR REP H   16939P106       9,409     181,500 SH       Sole                  181,500
CHINA LODGING GROUP LTD        SPONSORED ADR    16949N109       6,038     339,200 SH       Sole                  339,200
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109     231,640   4,951,680 SH       Sole                4,951,680
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108         552       5,440 SH       Sole                    5,440
CHUNGHWA TELECOM CO LTD        SPON ADR NEW11   17133Q502     100,657   2,913,369 SH       Sole                2,913,369
CNOOC LTD                      SPONSORED ADR    126132109       1,073       4,550 SH       Sole                    4,550
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102       3,630      49,500 SH       Sole                   49,500
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100     168,433   3,909,781 SH       Sole                3,909,781
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101      31,614     179,227 SH       Sole                  179,227
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107      29,333     771,100 SH       Sole                  771,100
HSBC HLDGS PLC                 SPON ADR NEW     404280406     197,087   3,971,928 SH       Sole                3,971,928
ICICI BK LTD                   ADR              45104G104       8,789     178,283 SH       Sole                  178,283
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108      32,562     499,190 SH       Sole                  499,190
KT CORP                        SPONSORED ADR    48268K101      46,917   2,413,450 SH       Sole                2,413,450
LG DISPLAY CO LTD              SPONS ADR REP    50186V102       3,217     229,000 SH       Sole                  229,000
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100      27,318     973,918 SH       Sole                  973,918
NETEASE COM INC                SPONSORED ADR    64110W102      46,982   1,041,950 SH       Sole                1,041,950
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     118,353   1,059,375 SH       Sole                1,059,375
POSCO                          SPONSORED ADR    693483109       5,996      55,200 SH       Sole                   55,200
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR    715684106      89,166   2,584,514 SH       Sole                2,584,514
SINA CORP                      ORD              G81477104      46,538     447,050 SH       Sole                  447,050
SK TELECOM LTD                 SPONSORED ADR    78440P108      64,989   3,475,341 SH       Sole                3,475,341
SPREADTRUM COMMUNICATIONS IN   ADR              849415203       7,562     479,800 SH       Sole                  479,800
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     117,900   9,349,741 SH       Sole                9,349,741
TAL ED GROUP                   ADR REPSTG COM   874080104       2,629     242,262 SH       Sole                  242,262
VANCEINFO TECHNOLOGIES INC     ADR              921564100       1,075      46,500 SH       Sole                   46,500
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422       3,232     135,000 SH       Sole                  135,000
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102       2,265     129,000 SH       Sole                  129,000